Cover Page Document	Nov. 08, 2019
Class of Stock [Line Items]
Document Type	8-K
Document Period End Date	Nov. 08, 2019
Entity Registrant Name	Global Net Lease, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-37390
Entity Tax Identification Number	45-2771978
Entity Address, Address Line One	405 Park Avenue, 3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001526113
Amendment Flag	false
Common Stock
Class of Stock [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	GNL
Security Exchange Name	NYSE
7.25% Series A Cumulative Redeemable Preferred Stock
Class of Stock [Line Items]
Title of 12(b) Security	7.25% Series A Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	GNL PR A
Security Exchange Name	NYSE